Acquisitions (Details Narrative) - USD ($)										3 Months Ended			12 Months Ended
	Feb. 15, 2024	Nov. 17, 2023	May 01, 2023	Jan. 11, 2023	Dec. 15, 2022	Dec. 07, 2022	Sep. 27, 2022	Aug. 31, 2022	Apr. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2024	Nov. 30, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Stock Issued During Period, Value, New Issues										$ 12,000,000				$ 30,490,000
Asset Acquisition, Consideration Transferred, Transaction Cost					$ 283,000
Goodwill										42,575,000			$ 42,575,000	39,344,000			$ 19,619,000
Working capital															$ 25,000,000
Accounts Receivable, after Allowance for Credit Loss, Current										26,452,000			31,676,000	33,950,000
Accounts Payable, Current										8,797,000			7,803,000	$ 12,863,000
Cash Acquired from Acquisition					25,000,000	$ 23,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Nature of Adjustments														The adjustments for the year ended December 31, 2022 of ($1,940), represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($864); (2) to reverse the nonrecurring transaction cost related to the acquisition of $200; and (3) to reverse the deferred tax benefit related to the acquisition of ($1,276).
Finite-Lived Intangible Asset, Useful Life							10 years
Escrow Deposit					$ 1,000,000											$ 1,000,000
Business combination recognized identifiable assets acquired and liabilities assumed assumed lease obligation																2,676,000
Deferred Revenue																3,189,000
Deferred revenue obligation																4,078
Unearned Premiums																3,941,000
Customer Refund Liability, Current																$ 137,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount													12,299,000
Common Stock [Member]
Asset Acquisition [Line Items]
Stock Issued During Period, Value, New Issues										56,000				$ 42,000
Disposition 2023 [Member]
Asset Acquisition [Line Items]
Proceeds from Sale of Other Assets, Investing Activities		$ 1,061,000
Sale price		1,000,000
Working capital		272,000
Preliminary working capital		61,000
Working capital adjustments		153,000
Final sale price		908,000
Proceeds from Divestiture of Businesses		$ 172,000											639,000
Accounts Receivable, after Allowance for Credit Loss, Current													453,000
Accounts Payable, Current													31,000
Gain (Loss) on Disposition of Assets													325,000
Fexy Studios [Member]
Asset Acquisition [Line Items]
Purchase price	$ 2,478,000
Goodwill acquired during period													1,985,000
Athlon Holdings Inc [Member]
Asset Acquisition [Line Items]
Goodwill									$ 2,587,000
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
Purchase price									$ 15,854,000
Cash Acquired from Acquisition									1,840,000
Payments to Acquire Businesses and Interest in Affiliates									12,827,000
Payments to acquire businesses at closing									11,840,000
Other Payments to Acquire Businesses									$ 987,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									314,103,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable									$ 3,141,000
Business Acquisition, Description of Acquired Entity									The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022).
Business Combination, Contingent Consideration Arrangements, Description												The Company received a final valuation report from a third party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348.
Business Acquisition, Transaction Costs									$ 200,000
Business combination recognized identifiable assets acquired and liabilities assumed assumed lease obligation													2,676,000
Athlon Holdings Inc [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									$ 3,000,000
Mens Journal [Member]
Asset Acquisition [Line Items]
Goodwill acquired during period													1,246,000	$ 17,138,000
A360 Media LLC [Member] | Advertiser Relationship [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life														12 years 6 months
A360 Media LLC [Member] | Brand Name [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life														11 years
Bridge Media Networks L L C [Member]
Asset Acquisition [Line Items]
Payments to Employees										2,400,000	$ 1,100,000		6,900,000
Goodwill								$ 697,000		697,000	697,000		697,000	$ 697,000
Accounts Payable, Current										388,000			194,000	398,000
Purchase price								1,000,000
Goodwill acquired during period														$ 697,000
Fair value of acquired asset								$ 303,000
Royalty rate								2.50%
Business acquisition, discount rate								12.50%
Lease liability								$ 33,000
Right of use asset								$ 33,000
Advertiser Relationships [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life										15 years			15 years
Advertiser Relationships [Member] | Athlon Holdings Inc [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life									8 years 9 months
Brand Names [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life										12 years			12 years
Digital Content [Member] | Athlon Holdings Inc [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life									2 years
Trade Names [Member] | Athlon Holdings Inc [Member]
Asset Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life									14 years 6 months
Teneology Inc [Member] | Fexy Studios [Member]
Asset Acquisition [Line Items]
Goodwill										$ 1,678,000			$ 1,678,000
Teneology Inc [Member] | Fexy Studios [Member]
Asset Acquisition [Line Items]
Asset Acquisition, Consideration Transferred				$ 3,307,000
Payments to Acquire Productive Assets				500,000
Payments for Advance to Affiliate				250,000
Deferred cash payments			$ 25,000	75,000
Deferred cash payments due				$ 200,000
Stock Issued During Period, Shares, Purchase of Assets				274,692
Stock Issued During Period, Value, Purchase of Assets				$ 2,000,000
Stock Issued During Period, Value, New Issues				$ 2,225,000
Shares Issued, Price Per Share				$ 7.94
Payments to Employees				$ 300,000
Asset Acquisition, Consideration Transferred, Transaction Cost				$ 99,000
Buffalo Groupe LLC [Member] | Intellectual Properties [Member]
Asset Acquisition [Line Items]
Payments to Acquire Productive Assets							$ 850,000